TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	¥ 893	¥ 731
Loss carry forwards	1,646	1,393
Accrued liability for customer reward related programs	56	40
Accrued staff salary	42	98
Others	200	314
Less: valuation allowance of deferred tax assets	(1,513)	(892)	¥ (589)	¥ (482)
Total deferred tax assets	1,324	1,684
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,487)	(3,527)
Net deferred tax liabilities	¥ (2,163)	¥ (1,843)